Document and Entity Information	Jun. 21, 2023
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2023
Document Effective Date	Jun. 21, 2023
Prospectus Date	Aug. 26, 2022
MFS Lifetime 2030 Fund | A
Prospectus:
Trading Symbol	MLTAX
MFS Lifetime 2030 Fund | B
Prospectus:
Trading Symbol	MLTBX
MFS Lifetime 2030 Fund | C
Prospectus:
Trading Symbol	MLTCX
MFS Lifetime 2030 Fund | I
Prospectus:
Trading Symbol	MLTIX
MFS Lifetime 2030 Fund | R1
Prospectus:
Trading Symbol	MLTEX
MFS Lifetime 2030 Fund | R2
Prospectus:
Trading Symbol	MLTGX
MFS Lifetime 2030 Fund | R3
Prospectus:
Trading Symbol	MLTHX
MFS Lifetime 2030 Fund | R4
Prospectus:
Trading Symbol	MLTJX
MFS Lifetime 2030 Fund | R6
Prospectus:
Trading Symbol	MLTKX